Leases (Details) - Schedule of Changes in the Right of Use Asset - USD ($) $ in Thousands		9 Months Ended
		Sep. 30, 2024	Sep. 30, 2023
Schedule of Changes in the Right of Use Asset [Line Items]
Beginning Balance		$ 1,705,710	$ 1,605,093
Acquired in business combination			(10,552)
Additions	[1]	327,452	417,811
Terminated contracts		(51,627)	(18,727)
Amortization		(288,498)	(287,852)
Exchange rate variation		(62,299)	24,248
Ending Balance		1,630,738	1,730,021
Growing facilities [Member]
Schedule of Changes in the Right of Use Asset [Line Items]
Beginning Balance		805,370	823,989
Acquired in business combination			(10,552)
Additions	[1]	64,590	149,059
Terminated contracts		(25,761)	(10,971)
Amortization		(119,279)	(124,080)
Exchange rate variation		(44,794)	15,792
Ending Balance		680,126	843,237
Buildings [Member]
Schedule of Changes in the Right of Use Asset [Line Items]
Beginning Balance		532,104	426,996
Acquired in business combination
Additions	[1]	161,995	158,701
Terminated contracts		(14,929)	(5,866)
Amortization		(67,582)	(61,739)
Exchange rate variation		(11,490)	9,387
Ending Balance		600,098	527,479
Land vehicles [Member]
Schedule of Changes in the Right of Use Asset [Line Items]
Beginning Balance		223,720	201,655
Acquired in business combination
Additions	[1]	36,458	78,132
Terminated contracts		(2,417)	(634)
Amortization		(54,947)	(53,782)
Exchange rate variation		1,065	(3,412)
Ending Balance		203,879	221,959
Machinery and equipment [Member]
Schedule of Changes in the Right of Use Asset [Line Items]
Beginning Balance		90,101	104,890
Acquired in business combination
Additions	[1]	63,805	25,209
Terminated contracts		(4,313)	(1,098)
Amortization		(34,949)	(38,250)
Exchange rate variation		(3,356)	1,027
Ending Balance		111,288	91,778
Operating plants [Member]
Schedule of Changes in the Right of Use Asset [Line Items]
Beginning Balance		19,695	18,706
Acquired in business combination
Additions	[1]	(59)	5,335
Terminated contracts		(4,035)	(138)
Amortization		(3,373)	(4,742)
Exchange rate variation		(1,678)	719
Ending Balance		10,550	19,880
Land [Member]
Schedule of Changes in the Right of Use Asset [Line Items]
Beginning Balance		19,186	19,641
Acquired in business combination
Additions	[1]	663	1,408
Terminated contracts		(14)	(24)
Amortization		(1,953)	(1,928)
Exchange rate variation		(582)	344
Ending Balance		17,300	19,441
Computer equipment [Member]
Schedule of Changes in the Right of Use Asset [Line Items]
Beginning Balance		15,534	9,216
Acquired in business combination
Additions	[1]		(33)
Terminated contracts		(158)	4
Amortization		(6,415)	(3,331)
Exchange rate variation		(1,464)	391
Ending Balance		$ 7,497	$ 6,247

[1]	The additions for each line are presented net of PIS and COFINS.